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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [   ];  Amendment Number:  _________
         This Amendment (check only one):  [   ]   is a restatement.
                                           [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Gates Capital Management, Inc.
Address:     1177 Avenue of the Americas, 32nd Floor
             New York, NY 10036

Form 13F File Number: 28-11102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey L. Gates
Title:       President
Phone:       (212) 626-1421

Signature, Place, and Date of Signing:

/s/ Jeffrey L. Gates              New York, New York        November 14, 2008
-----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:

         [X]     13F HOLDINGS REPORT

         [ ]     13F NOTICE

         [ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $401,522 (in thousands)

List of Other Included Managers:            NONE
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
FORM 13F INFORMATION TABLE
                               TITLE OF                  VALUE      SHARES/  SH/   PUT/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP       (x$1000)    PRN AMT  PRN   CALL   DSCRETN  MANAGERS    SOLE   SHARED    NONE
--------------                  -----       -----       --------    -------  ---   ----   -------  --------    ----   ------    ----
ARBITRON INC                     COM       03875Q108     27208       608810   SH            SOLE              608810
BLOUNT INTERNATIONAL INC         COM       095180105     31238      2806648   SH            SOLE             2806648
CBS CORP                         COM       124857202     24916      1708903   SH            SOLE             1708903
COLLECTIVE BRANDS INC            COM       19421W100      8084       441492   SH            SOLE              441492
DAVITA INC                       COM       23918K108     25944       455080   SH            SOLE              455080
DOVER DOWNS GAMING & ENTMT       COM       260095104     20953      2693167   SH            SOLE             2693167
DR PEPPER SNAPPLE GROUP INC      COM       26138E109     31580      1192586   SH            SOLE             1192586
HILLENBRAND INC                  COM       431571108     25496      1264686   SH            SOLE             1264686
INTERVAL LEISURE GROUP INC       COM       46113M108     18349      1764310   SH            SOLE             1764310
LENDER PROCESSING SERVICE INC    COM       52602E102     25687       841632   SH            SOLE              841632
MARVEL ENTERTAINMENT INC         COM       57383T103     11949       350000   SH            SOLE              350000
MARVEL ENTERTAINMENT INC         COM       57383T953       578       340000   SH    PUT     SOLE              340000
MCGRAW-HILL COMPANIES INC        COM       580645109     41503      1312972   SH            SOLE             1312972
METHANEX CORP                    COM       59151K108     39366      1979199   SH            SOLE             1979199
PENN NATIONAL GAMING INC         COM       707569109     37636      1416493   SH            SOLE             1416493
PHILIP MORRIS INTERNATIONAL      COM       718172109     20136       418624   SH            SOLE              418624
UNIVERSAL CORP VA                COM       913456109     10899       222016   SH            SOLE              222016